Investment in Joint Venture (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Carrying value of Investment in Joint Venture	$ 66
Loan to joint venture, Amount	$ 1,500	$ 0